TRADE PAYABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Notes and other explanatory information [abstract]
Trade payables	$ 40	¥ 280	¥ 280